STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended				7 Months Ended	12 Months Ended
	Aug. 12, 2022 segment individual shares	Jul. 27, 2022 USD ($) shares	May 31, 2023 shares	Jan. 31, 2023 $ / shares shares	Nov. 30, 2022 shares	Jan. 31, 2021 segment shares	Jul. 27, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of founders | individual	2
Stock options, unrecognized compensation cost | $								$ 21.9	$ 9.4
Weighted average fair value of options granted in period (in dollars per share) | $ / shares							$ 15.55		$ 15.55
Obagi and Milk Business Combinations
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental stock based compensation expense | $		$ 18.3
Fair value of equity awards in business combination | $		$ 47.7					$ 47.7
Obagi Merger
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options assumed in business combination (in shares)		5,906,300
Milk Transaction
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options assumed in business combination (in shares)		237,724
Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted (in shares)	11,500,000
Number of tranches | segment	4
Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance						1,500,000
Employee Stock | 2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance								16,134,716
Anniversary period, annual increase in shares issued under plan								10 years
Percentage increase in shares available for issuance								3.00%
Maximum number of shares available for issuance, including additional shares issued by the Board								19,361,660
Shares reserved for future issuance (in shares)								4,923,262
Restricted stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock, unrecognized compensation cost | $								$ 5.8	$ 12.4
Compensation cost, weighted average service period								1 year 10 months 24 days
Granted (in dollars per share) | $ / shares							$ 38.90		$ 38.68
Restricted stock | Obagi Merger
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity instruments assumed in business combination (in shares)		1,776,827
Restricted stock | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)	692,000
Restricted stock | Long-Term Incentive Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)								0
Vesting percentage					33.00%
Awards with modified performance conditions in period (in shares)			137,537
Forfeited (in shares)			360,000
Restricted stock | One-Tim Stock Grant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares available for issuance					10,000
Award vesting period					3 years
Restricted stock | Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						5 years
Number of annual installments | segment						5
Award expiration period						10 years
Stock Appreciation Rights (SARs) | Milk Transaction
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity instruments assumed in business combination (in shares)		2,808,131
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost, weighted average service period								4 years
Stock options | Share-Based Payment Arrangement, Founder
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	6 years
Stock options | Predecessor Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						5 years
Stock options | Predecessor Incentive Plan | Share-Based Payment Arrangement, Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						5 years
Vesting percentage						75.00%
Number of annual installments | segment						5
Stock options | Predecessor Incentive Plan | Share-Based Payment Arrangement, Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period						3 months
Vesting percentage						25.00%
Number of quarterly installments | segment						4
SGI Awards
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)				2,290,000
Maximum allocated target share units, percent				200.00%
Granted (in dollars per share) | $ / shares				$ 8.88
Post vesting holding period				1 year